RECENT DEVELOPMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Recent Developments Tables
Schedule of Assets Acquired and Liabilities Assumed

As of February 1, 2016
Current assets	$14,342
Tangible assets	106,919
Intangible assets	2,799
Total assets as of acquisition date	$124,060

Customer advance	$2,310
Other Current liabilities	1,257
Deferred tax liability	28,021
Liabilities incurred as of acquisition date	$31,588

Tower’s shares issued	$40,000

Gain from acquisition (*)	$52,472

(*) gain from acquisition is presented in the statement of operations net of $1,174 acquisition related costs.